OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of intangible assets [text block] [Abstract]
Disclosure of detailed information about intangible assets [text block]
	Brands £m	Core deposit intangible £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:
At 1 January 2017	596	2,770	315	538	2,167	6,386
Acquisition of businesses	–	–	702	–	–	702
Additions	–	–	–	–	850	850
Disposals	–	–	–	–	(77)	(77)
At 31 December 2017	596	2,770	1,017	538	2,940	7,861
Additions	–	–	–	–	1,046	1,046
Disposals	–	–	(15)	–	(55)	(70)
At 31 December 2018	596	2,770	1,002	538	3,931	8,837
Accumulated amortisation:
At 1 January 2017	171	2,757	311	499	967	4,705
Charge for the year	22	13	44	20	293	392
Disposals	–	–	–	–	(71)	(71)
At 31 December 2017	193	2,770	355	519	1,189	5,026
Charge for the year	23	–	71	19	400	513
Disposals	–	–	(15)	–	(34)	(49)
At 31 December 2018	216	2,770	411	538	1,555	5,490
Balance sheet amount at 31 December 2018	380	–	591	–	2,376	3,347
Balance sheet amount at 31 December 2017	403	–	662	19	1,751	2,835